Note 8 - Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Federal Home Loan Bank, Advances, by Branch of FHLB Bank [Table Text Block]
	December 31, 2012		December 31, 2011

Maturity Date	Amount	Weighted Average Rate	Amount	Weighted Average Rate
2013	15,700,000	2.14%	15,700,000	2.14%
2015	250,000	4.66%	250,000	4.66%
2018	50,000,000	2.14%	50,000,000	2.14%
2019	2,100,000	4.87%	2,100,000	4.87%
	$68,050,000	2.23%	$68,050,000	2.23%